Trade receivables, Net (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial Assets	₪ 147,746	₪ 151,255
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	145,978	149,430
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	1,540	1,212
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	120	523
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	78	65
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 30	₪ 25